Document And Entity Information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Entity Central Index Key	0001287865
Document Type	Other
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
MPT Operating Partnership, L.P. [Member]
Entity Registrant Name	MPT Operating Partnership, L.P.
Entity Central Index Key	0001524607
Document Type	Other
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer